UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 October 26, 2006 to November 27, 2006

 Commission File Number of issuing entity: 333-132232-07

 Prime Mortgage Trust 2006-CL1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-132232

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2196930
 54-2196931
 54-2196932
 54-2196933
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-2                              _____    _____    __X___    ____________
  R-3                              _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On November 27, 2006 a distribution was made to holders of Prime Mortgage Trust 2006-CL1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Prime Mortgage Trust 2006-CL1, relating to the November 27, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Prime Mortgage Trust 2006-CL1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: December 11, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Prime Mortgage Trust 2006-CL1, relating to the November 27, 2006 distribution.



 EX-99.1


Prime Mortgage Pass Through Certificates
Mortgage Pass-Through Certificates



Distribution Date:       11/27/2006


Prime Mortgage Pass Through Certificates
Mortgage Pass-Through Certificates
Series 2006-CL1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                Certificateholder Distribution Summary

         Class                     CUSIP        Certificate             Beginning             Interest
                                               Pass-Through           Certificate         Distribution
                                                       Rate               Balance
          A-1                  74161QAA0           5.82000%        169,735,702.78           823,218.16
          A-2                  74161QAB8           0.68000%                  0.00            96,183.56
          M-1                  74161QAC6           5.64000%          2,779,000.00            14,367.43
          M-2                  74161QAD4           5.72000%            992,000.00             5,201.39
          M-3                  74161QAE2           5.80000%            695,000.00             3,695.08
          M-4                  74161QAF9           6.27000%            695,000.00             3,994.51
          M-5                  74161QAG7           6.37000%            695,000.00             4,058.22
          M-6                  74161QAH5           7.22000%            992,000.00             6,565.39
          B-IO                 74161QAM4           0.00000%          2,282,548.78            90,678.11
          R-1                  74161QAJ1           0.00000%                  0.00                 0.00
          R-2                  74161QAK8           0.00000%                  0.00                 0.00
          R-3                  74161QAL6           0.00000%                  0.00                 0.00
          R-X                  74161QAQ5           0.00000%                  0.00                 0.00

Totals                                                             178,866,251.56         1,047,961.85


                                        Certificateholder Distribution Summary (continued)

         Class                      Principal             Current               Ending                Total           Cumulative
                                 Distribution            Realized          Certificate         Distribution             Realized
                                                             Loss              Balance                                    Losses
          A-1                    2,067,523.86                0.00       167,668,178.92         2,890,742.02                 0.00
          A-2                            0.00                0.00                 0.00            96,183.56                 0.00
          M-1                            0.00                0.00         2,779,000.00            14,367.43                 0.00
          M-2                            0.00                0.00           992,000.00             5,201.39                 0.00
          M-3                            0.00                0.00           695,000.00             3,695.08                 0.00
          M-4                            0.00                0.00           695,000.00             3,994.51                 0.00
          M-5                            0.00                0.00           695,000.00             4,058.22                 0.00
          M-6                            0.00                0.00           992,000.00             6,565.39                 0.00
          B-IO                           0.00                0.00         2,282,548.78            90,678.11                 0.00
          R-1                            0.00                0.00                 0.00                 0.00                 0.00
          R-2                            0.00                0.00                 0.00                 0.00                 0.00
          R-3                            0.00                0.00                 0.00                 0.00                 0.00
          R-X                            0.00                0.00                 0.00                 0.00                 0.00

Totals                           2,067,523.86                0.00       176,798,727.70         3,115,485.71                 0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                                Principal Distribution Statement

         Class                   Original          Beginning        Scheduled       UnScheduled        Accretion        Realized
                                     Face        Certificate        Principal         Principal                             Loss
                                   Amount            Balance     Distribution      Distribution
          A-1              189,352,000.00     169,735,702.78             0.00      2,067,523.86             0.00            0.00
          A-2                        0.00               0.00             0.00              0.00             0.00            0.00
          M-1                2,779,000.00       2,779,000.00             0.00              0.00             0.00            0.00
          M-2                  992,000.00         992,000.00             0.00              0.00             0.00            0.00
          M-3                  695,000.00         695,000.00             0.00              0.00             0.00            0.00
          M-4                  695,000.00         695,000.00             0.00              0.00             0.00            0.00
          M-5                  695,000.00         695,000.00             0.00              0.00             0.00            0.00
          M-6                  992,000.00         992,000.00             0.00              0.00             0.00            0.00
         B-IO                2,282,502.73       2,282,548.78             0.00              0.00             0.00            0.00
          R-1                        0.00               0.00             0.00              0.00             0.00            0.00
          R-2                        0.00               0.00             0.00              0.00             0.00            0.00
          R-3                        0.00               0.00             0.00              0.00             0.00            0.00
          R-X                        0.00               0.00             0.00              0.00             0.00            0.00

Totals                     198,482,502.73     178,866,251.56             0.00      2,067,523.86             0.00            0.00


                                       Principal Distribution Statement (continued)

         Class                         Total              Ending               Ending               Total
                                   Principal         Certificate          Certificate           Principal
                                   Reduction             Balance           Percentage        Distribution
          A-1                   2,067,523.86      167,668,178.92           0.88548407        2,067,523.86
          A-2                           0.00                0.00           0.00000000                0.00
          M-1                           0.00        2,779,000.00           1.00000000                0.00
          M-2                           0.00          992,000.00           1.00000000                0.00
          M-3                           0.00          695,000.00           1.00000000                0.00
          M-4                           0.00          695,000.00           1.00000000                0.00
          M-5                           0.00          695,000.00           1.00000000                0.00
          M-6                           0.00          992,000.00           1.00000000                0.00
          B-IO                          0.00        2,282,548.78           1.00002018                0.00
          R-1                           0.00                0.00           0.00000000                0.00
          R-2                           0.00                0.00           0.00000000                0.00
          R-3                           0.00                0.00           0.00000000                0.00
          R-X                           0.00                0.00           0.00000000                0.00

Totals                          2,067,523.86      176,798,727.70           0.89075221        2,067,523.86



                                           Principal Distribution Factors Statement

         Class                      Original           Beginning            Scheduled         UnScheduled            Accretion
                                        Face         Certificate            Principal           Principal
                                      Amount             Balance         Distribution        Distribution
          A-1                 189,352,000.00        896.40301016           0.00000000         10.91894387           0.00000000
          A-2                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          M-1                   2,779,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-2                     992,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-3                     695,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-4                     695,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-5                     695,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          M-6                     992,000.00       1000.00000000           0.00000000          0.00000000           0.00000000
          B-IO                  2,282,502.73       1000.02017522           0.00000000          0.00000000           0.00000000
          R-1                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          R-2                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          R-3                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          R-X                           0.00          0.00000000           0.00000000          0.00000000           0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                    Realized                Total                Ending                Ending                Total
                                      Loss            Principal           Certificate           Certificate            Principal
                                                      Reduction               Balance            Percentage         Distribution
          A-1                   0.00000000          10.91894387          885.48406629            0.88548407          10.91894387
          A-2                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          M-1                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-2                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-3                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-4                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-5                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          M-6                   0.00000000           0.00000000         1000.00000000            1.00000000           0.00000000
          B-IO                  0.00000000           0.00000000         1000.02017522            1.00002018           0.00000000
          R-1                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          R-2                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          R-3                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          R-X                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual         Current          Beginning           Current           Payment of
                               Dates            Days      Certificate       Certificate/           Accrued       Unpaid Interest
                                                                 Rate           Notional          Interest         Shortfall (1)
                                                                                 Balance
          A-1             10/25/06 - 11/24/06    30          5.82000%     169,735,702.78        823,218.16                  0.00
          A-2             10/25/06 - 11/24/06    30          0.68000%     169,735,702.78         96,183.56                  0.00
          M-1             10/25/06 - 11/26/06    33          5.64000%       2,779,000.00         14,367.43                  0.00
          M-2             10/25/06 - 11/26/06    33          5.72000%         992,000.00          5,201.39                  0.00
          M-3             10/25/06 - 11/26/06    33          5.80000%         695,000.00          3,695.08                  0.00
          M-4             10/25/06 - 11/26/06    33          6.27000%         695,000.00          3,994.51                  0.00
          M-5             10/25/06 - 11/26/06    33          6.37000%         695,000.00          4,058.22                  0.00
          M-6             10/25/06 - 11/26/06    33          7.22000%         992,000.00          6,565.39                753.34
          B-IO                            N/A   N/A          0.00000%       2,282,548.78              0.00                  0.00
          R-1                             N/A   N/A          0.00000%               0.00              0.00                  0.00
          R-2                             N/A   N/A          0.00000%               0.00              0.00                  0.00
          R-3                             N/A   N/A          0.00000%               0.00              0.00                  0.00
          R-X                             N/A   N/A          0.00000%               0.00              0.00                  0.00

Totals                                                                                          957,283.74                753.34



                                           Interest Distribution Statement (continued)

         Class                      Current      Non-Supported               Total            Remaining                   Ending
                                   Interest           Interest            Interest      Unpaid Interest             Certificate/
                               Shortfall(1)          Shortfall        Distribution         Shortfall(1)                 Notional
                                                                                                                         Balance
          A-1                          0.00               0.00          823,218.16                 0.00           167,668,178.92
          A-2                          0.00               0.00           96,183.56                 0.00           167,668,178.92
          M-1                          0.00               0.00           14,367.43                 0.00             2,779,000.00
          M-2                          0.00               0.00            5,201.39                 0.00               992,000.00
          M-3                          0.00               0.00            3,695.08                 0.00               695,000.00
          M-4                          0.00               0.00            3,994.51                 0.00               695,000.00
          M-5                          0.00               0.00            4,058.22                 0.00               695,000.00
          M-6                        753.34               0.00            6,565.39                 0.00               992,000.00
          B-IO                         0.00               0.00           90,678.11                 0.00             2,282,548.78
          R-1                          0.00               0.00                0.00                 0.00                     0.00
          R-2                          0.00               0.00                0.00                 0.00                     0.00
          R-3                          0.00               0.00                0.00                 0.00                     0.00
          R-X                          0.00               0.00                0.00                 0.00                     0.00

Totals                               753.34               0.00        1,047,961.85                 0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                             Interest Distribution Factors Statement

         Class                       Original         Current            Beginning                Current            Payment of
                                         Face     Certificate          Certificate/               Accrued        Unpaid Interest
                                       Amount            Rate              Notional              Interest          Shortfall (1)
                                                                            Balance
          A-1                  189,352,000.00         5.82000%         896.40301016            4.34755461             0.00000000
          A-2                            0.00         0.68000%         896.40301016            0.50796168             0.00000000
          M-1                    2,779,000.00         5.64000%        1000.00000000            5.17000000             0.00000000
          M-2                      992,000.00         5.72000%        1000.00000000            5.24333669             0.00000000
          M-3                      695,000.00         5.80000%        1000.00000000            5.31666187             0.00000000
          M-4                      695,000.00         6.27000%        1000.00000000            5.74749640             0.00000000
          M-5                      695,000.00         6.37000%        1000.00000000            5.83916547             0.00000000
          M-6                      992,000.00         7.22000%        1000.00000000            6.61833669             0.75941532
          B-IO                   2,282,502.73         0.00000%        1000.02017522            0.00000000             0.00000000
          R-1                            0.00         0.00000%           0.00000000            0.00000000             0.00000000
          R-2                            0.00         0.00000%           0.00000000            0.00000000             0.00000000
          R-3                            0.00         0.00000%           0.00000000            0.00000000             0.00000000
          R-X                            0.00         0.00000%           0.00000000            0.00000000             0.00000000

                                       Interest Distribution Factors Statement (continued)

         Class                        Current        Non-Supported                Total    Remaining Unpaid              Ending
                                     Interest             Interest             Interest            Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A-1                      0.00000000           0.00000000           4.34755461          0.00000000         885.48406629
          A-2                      0.00000000           0.00000000           0.50796168          0.00000000         885.48406629
          M-1                      0.00000000           0.00000000           5.17000000          0.00000000        1000.00000000
          M-2                      0.00000000           0.00000000           5.24333669          0.00000000        1000.00000000
          M-3                      0.00000000           0.00000000           5.31666187          0.00000000        1000.00000000
          M-4                      0.00000000           0.00000000           5.74749640          0.00000000        1000.00000000
          M-5                      0.00000000           0.00000000           5.83916547          0.00000000        1000.00000000
          M-6                      0.75941532           0.00000000           6.61833669          0.00000000        1000.00000000
          B-IO                     0.00000000           0.00000000          39.72749246          0.00000000        1000.02017522
          R-1                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
          R-2                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
          R-3                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
          R-X                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                3,061,995.55
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    96,303.47
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         3,158,299.02

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                            42,813.31
     Payment of Interest and Principal                                                                 3,115,485.71
Total Withdrawals (Pool Distribution Amount)                                                           3,158,299.02

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.

NOTE: NOTE FOR 11/27/06 DISTRIBUTION: A correction was made to the service fee strip to pass an additional $1,086.87 in interest to the B-IO Class. The fee strip was erroneously set at Issuance. The issue has been resolved as of this date.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     37,454.83
Lender Paid Mortgage Insurance **                                                         1,422.93
Lender Paid Mortgage Insurance- GMAC Mortgage Loans**                                       979.84
Master Servicing Fee- Wells Fargo Bank, N.A.                                              2,955.71
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                                42,813.31

*Servicer Payees include: CITIMORTGAGE, INC.; COUNTRYWIDE HOME LOANS SERVICING LP; EVERHOME
MORTGAGE COMPANY; FIFTH THIRD MTG COMPANY; GMAC MORTGAGE CORPORATION; NATIONAL CITY MTG CO; PHH
MORTGAGE CORPORATION; US CENTRAL CREDIT UNION; WELLS FARGO BANK, N.A.

NOTE: **Lender Paid Mortgage Insurance Payees include: GE Capital, Mortgage Guaranty, PMI, Radian
Guaranty, Republic MIC, Triad Guaranty, United Guaranty.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
              Class A-1/A-2 Net WAC Reserve Account            5,000.00                0.00              0.00           5,000.00
                                       Reserve Fund            5,000.00                0.00              0.00           5,000.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

     Corridor Cap Contract #FXNEC8246 - BSFP, Inc.*                                    0.00              0.00               0.00

NOTE: *BSFP: Bear Stearns Financial Products, Inc.

                                     COLLATERAL STATEMENT
Collateral Description                                                               Mixed ARM
Weighted Average Gross Coupon                                                        7.310636%
Weighted Average Net Coupon                                                          7.059354%
Weighted Average Pass-Through Rate                                                   7.023404%
Weighted Average Remaining Term                                                            286

Beginning Scheduled Collateral Loan Count                                                  950
Number Of Loans Paid In Full                                                                10
Ending Scheduled Collateral Loan Count                                                     940

Beginning Scheduled Collateral Balance                                          178,866,251.56
Ending Scheduled Collateral Balance                                             176,798,727.70
Ending Actual Collateral Balance at 31-Oct-2006                                 177,050,780.05

Monthly P&I Constant                                                              1,373,200.36
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                            0.00
Prepayment Penalty Paid Count                                                                0
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                 283,512.03
Unscheduled Principal                                                             1,784,011.83


Required Overcollateralized Amount                                                        0.00
Overcollateralized Increase Amount                                                        0.00
Overcollateralized Reduction Amount                                                       0.00
Specified O/C Amount                                                              2,282,548.78
Overcollateralized Amount                                                         2,282,548.78
Overcollateralized Deficiency Amount                                                      0.00
Base Overcollateralization Amount                                                         0.00
Extra Principal Distribution Amount                                                       0.00
Excess Cash Amount                                                                   91,431.45

                            Additional Reporting - Deal Level



                                 Informational Reporting
3 Month Rolling Delinquency Average                                             2.537626%
Current Specified Enhancement Percentage                                        5.164375%
1 Month Delinquency Average                                                     3.149544%


                                 Trigger Event Reporting
Trigger Event
     Trigger Result                                                                   N/A
Cumulative Loss Event
     Trigger Result                                                                  Pass
     Calculated Value                                                           0.000000%
     Threshold Value                                                            0.250000%
Delinquency Event
     Trigger Result                                                                  Fail
     Calculated Value                                                           3.149544%
     Threshold Value                                                            2.582187%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        5                    0                   0                    5
                                 668,404.47           0.00                0.00                 668,404.47

30 Days      48                  4                    0                   0                    52
             5,813,095.96        572,545.44           0.00                0.00                 6,385,641.40

60 Days      20                  0                    0                   0                    20
             3,788,847.83        0.00                 0.00                0.00                 3,788,847.83

90 Days      9                   0                    0                   0                    9
             1,574,408.04        0.00                 0.00                0.00                 1,574,408.04

120 Days     0                   0                    3                   0                    3
             0.00                0.00                 384,544.56          0.00                 384,544.56

150 Days     1                   0                    1                   0                    2
             336,285.07          0.00                 240,524.99          0.00                 576,810.06

180+ Days    0                   2                    0                   0                    2
             0.00                193,957.77           0.00                0.00                 193,957.77

Totals       78                  11                   4                   0                    93
             11,512,636.90       1,434,907.68         625,069.55          0.00                 13,572,614.13

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.531915%            0.000000%           0.000000%            0.531915%
                                 0.377521%            0.000000%           0.000000%            0.377521%

30 Days      5.106383%           0.425532%            0.000000%           0.000000%            5.531915%
             3.283293%           0.323379%            0.000000%           0.000000%            3.606672%

60 Days      2.127660%           0.000000%            0.000000%           0.000000%            2.127660%
             2.139978%           0.000000%            0.000000%           0.000000%            2.139978%

90 Days      0.957447%           0.000000%            0.000000%           0.000000%            0.957447%
             0.889241%           0.000000%            0.000000%           0.000000%            0.889241%

120 Days     0.000000%           0.000000%            0.319149%           0.000000%            0.319149%
             0.000000%           0.000000%            0.217195%           0.000000%            0.217195%

150 Days     0.106383%           0.000000%            0.106383%           0.000000%            0.212766%
             0.189937%           0.000000%            0.135851%           0.000000%            0.325788%

180+ Days    0.000000%           0.212766%            0.000000%           0.000000%            0.212766%
             0.000000%           0.109549%            0.000000%           0.000000%            0.109549%

Totals       8.297872%           1.170213%            0.425532%           0.000000%            9.893617%
             6.502449%           0.810450%            0.353045%           0.000000%            7.665944%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      96,303.47






                       180+ Delinquency Summary

                                Summary

               Days    Number of          Outstanding    Percentage of
         Delinquent         Loans              Actual       Balance(%)
                                           Balance($)
    180  -      209             1           65,227.42            0.037
    210  -      239             1          128,730.35            0.073
              Total             2          193,957.77            0.110

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).


                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Dec-05            0.000%
     Original Principal Balance             0.00                   Jan-06            0.000%
     Current Actual Balance                 0.00                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current REO Total                                                 Apr-06            0.000%
     Loans in REO                              0                   May-06            0.000%
     Original Principal Balance             0.00                   Jun-06            0.000%
     Current Actual Balance                 0.00                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%
                                                                   Nov-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      3                   Dec-05            0.000%
     Original Principal Balance       396,450.00                   Jan-06            0.000%
     Current Actual Balance           384,544.56                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current Foreclosure Total                                         Apr-06            0.000%
     Loans in Foreclosure                      4                   May-06            0.000%
     Original Principal Balance       645,800.00                   Jun-06            0.000%
     Current Actual Balance           625,069.55                   Jul-06            0.075%
                                                                   Aug-06            0.118%
                                                                   Sep-06            0.153%
                                                                   Oct-06            0.218%
                                                                   Nov-06            0.353%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0002140047         Nov-2006        01-May-2003             TN              85.00        170,000.00
       Summary              0024212054         Nov-2006        01-Mar-2003             NC              80.00         56,800.00
       Summary              0105661409         Nov-2006        01-Feb-2003             TX              94.98        169,650.00
       Summary              3274006648         Oct-2006        01-Mar-2003             NY              94.98        249,350.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0002140047       164,851.21       01-Jun-2006              4          7.750%             6,173.23
       Summary               0024212054        55,145.87       01-Jun-2006              4          8.375%             2,237.42
       Summary               0105661409       164,547.48       01-Jun-2006              4          8.250%             6,573.23
       Summary               3274006648       240,524.99       01-May-2006              5          7.375%             9,976.82


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       3                   Dec-05            0.000%
     Original Principal Balance       286,000.00                   Jan-06            0.000%
     Current Actual Balance           275,937.37                   Feb-06            0.000%
                                                                   Mar-06            0.000%
 Current Bankruptcy Total                                          Apr-06            0.000%
     Loans in Bankruptcy                      11                   May-06            0.000%
     Original Principal Balance     1,494,850.00                   Jun-06            0.407%
     Current Actual Balance         1,434,907.68                   Jul-06            0.702%
                                                                   Aug-06            0.712%
                                                                   Sep-06            0.681%
                                                                   Oct-06            0.648%
                                                                   Nov-06            0.810%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0000776395       Nov-2006    01-May-2002           PA              90.00         67,500.00
        Summary               0002095586       Jun-2006    01-Oct-2002           KS              90.00        186,300.00
        Summary               0006859482       Jun-2006    01-Mar-2003           NJ              90.00         90,000.00
        Summary               0033205006       Jun-2006    01-Jul-2002           KS              80.00        168,000.00
        Summary               0103240909       Oct-2006    01-May-2002           GA              95.00        132,900.00
        Summary               0104044391       Jul-2006    01-Oct-2001           TX              94.97        132,500.00
        Summary               0110328480       Jul-2006    01-Mar-2001           MN              90.00        125,100.00
        Summary               0250009688       Jun-2006    01-Oct-2001           DE              90.00        166,050.00
        Summary               1785003536       Nov-2006    01-Jan-2003           AZ              94.98        130,650.00
        Summary               3262004170       Nov-2006    01-Mar-2003           MI              94.97         87,850.00
        Summary               3264000347       Jun-2006    01-Jul-2002           NJ              64.00        208,000.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0000776395          65,227.42    01-Apr-2006           6            8.875%          2,925.39
       Summary              0002095586         178,040.91    01-Oct-2006           0            7.250%          2,078.28
       Summary              0006859482          86,346.12    01-Oct-2006           0            7.750%          1,079.86
       Summary              0033205006         162,279.67    01-Sep-2006           1            8.990%          3,545.81
       Summary              0103240909         128,730.35    01-Mar-2006           7            8.875%          6,455.23
       Summary              0104044391         126,358.17    01-Oct-2006           0            9.625%          1,975.22
       Summary              0110328480         117,982.29    01-Nov-2006         (1)            8.375%            799.69
       Summary              0250009688         159,676.98    01-Oct-2006           0            9.500%          2,462.70
       Summary              1785003536         125,852.05    01-Sep-2006           1            7.750%          2,359.73
       Summary              3262004170          84,857.90    01-Sep-2006           1            7.875%          1,617.59
       Summary              3264000347         199,555.82    01-Sep-2006           1            8.000%          3,866.40

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006             N/A             N/A                        Mar-2006              N/A               N/A
         Apr-2006             N/A             N/A                        Apr-2006              N/A               N/A
         May-2006             N/A             N/A                        May-2006              N/A               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A
         Nov-2006          0.000%             N/A                        Nov-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006             N/A             N/A                        Mar-2006              N/A               N/A
         Apr-2006             N/A             N/A                        Apr-2006              N/A               N/A
         May-2006             N/A             N/A                        May-2006              N/A               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A
         Aug-2006          0.000%             N/A                        Aug-2006           0.000%               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A
         Nov-2006          0.000%             N/A                        Nov-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  10       1,984,450.00       1,740,795.47          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        46,042.94


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0000006123            IL              80.00       01-Mar-2003        192,000.00        186,669.90
       Summary               0033207088            FL              95.00       01-Sep-2002        114,000.00        109,201.65
       Summary               0104737911            FL              84.98       01-Dec-2001        205,250.00        185,945.26
       Summary               0107412025            OR              80.00       01-Feb-2003         68,400.00         65,423.80
       Summary               0107575854            FL              75.00       01-Jan-2003        282,750.00        271,327.09
       Summary               0110332347            CA              95.00       01-May-2001        196,650.00        187,747.29
       Summary               0119002013            CA              70.00       01-Sep-2001        560,000.00        380,892.46
       Summary               1781000997            TX              94.98       01-Jun-2002        205,150.00        196,385.68
       Summary               1781001456            AZ              95.00       01-Jul-2002        109,250.00        105,293.54
       Summary               3254000318            TN              75.00       01-Jun-2002         51,000.00         49,082.22


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0000006123       Loan Paid in Full           0              9.250%             360              44
       Summary              0033207088       Loan Paid in Full           0              7.990%             360              50
       Summary              0104737911       Loan Paid in Full           0              8.500%             360              59
       Summary              0107412025       Loan Paid in Full           0              7.000%             360              45
       Summary              0107575854       Loan Paid in Full           0              7.500%             360              46
       Summary              0110332347       Loan Paid in Full           0              9.250%             360              66
       Summary              0119002013       Loan Paid in Full          (1)             7.000%             360              62
       Summary              1781000997       Loan Paid in Full           0              9.375%             360              53
       Summary              1781001456       Loan Paid in Full           0              8.875%             360              52
       Summary              3254000318       Loan Paid in Full           0              8.875%             360              53


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.999%       Current Month             11.351%        Current Month                 189.176%
     3 Month Average          1.613%       3 Month Average           17.479%        3 Month Average               291.317%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006      24.503%           N/A                          Jun-2006     408.383%           N/A
         Jul-2006      21.179%           N/A                          Jul-2006     352.989%           N/A
         Aug-2006      15.724%           N/A                          Aug-2006     262.059%           N/A
         Sep-2006      26.558%           N/A                          Sep-2006     442.638%           N/A
         Oct-2006      14.528%           N/A                          Oct-2006     242.135%           N/A
         Nov-2006      11.351%           N/A                          Nov-2006     189.176%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.250             0                0.00            0.000
     5.250    5.499             4        1,069,962.37            0.605
     5.500    5.749             4          866,390.20            0.490
     5.750    5.999            12        3,961,481.94            2.241
     6.000    6.249            29        9,763,020.68            5.522
     6.250    6.499            71       24,348,776.01           13.772
     6.500    6.749            76       22,356,581.92           12.645
     6.750    6.999            87       20,968,997.46           11.860
     7.000    7.249            47       11,025,513.21            6.236
     7.250    7.499            65       13,863,158.96            7.841
     7.500    7.749            85       14,631,565.09            8.276
     7.750    7.999            76       11,112,246.22            6.285
     8.000    8.249            45        5,609,238.02            3.173
     8.250    8.499            58        6,116,223.25            3.459
     8.500    8.749            60        7,688,925.51            4.349
     8.750    8.999            75        8,617,066.78            4.874
     9.000    9.249            33        2,661,944.22            1.506
     9.250    9.499            43        4,161,643.64            2.354
     9.500    9.749            30        4,675,474.02            2.645
     9.750    9.999            16        1,330,649.51            0.753
    10.000   10.249             6          710,883.54            0.402
    10.250   10.499             6          357,054.29            0.202
    10.500   10.749             8          576,768.35            0.326
    10.750   10.999             1           83,674.79            0.047
    11.000   11.249             2          171,838.12            0.097
 >= 11.250                      1           69,649.60            0.039
              Total           940      176,798,727.70          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
May 31, 2006

Business Day
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which banking institutions in The City of New
York, New York, Chicago, Illinois, Columbia, Maryland, Minneapolis, Minnesota or the city in which the Corporate
Trust Office of the Trustee or the Securities Administrator or the principal office of the Company or the Master
Servicer is located are authorized or obligated by law or executive order to be closed.

Cut-off Date
The close of business on May 1, 2006.

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Account Deposit Date
The Business Day prior to each Distribution Date.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in April 2006.

Due Date
As to any Mortgage Loan, the date in each month on which the related Scheduled Payment is due, as set forth in the related Mortgage Note.

Due Period
With respect to any Distribution Date, the period from the second day of the calendar month preceding the calendar month in which such Distribution Date occurs through close of business on the first day of the calendar month in which such Distribution Date occurs.

Fiscal Quarter
 December 1 to February 29 (or the last day in such month), March 1 to May 31, June 1 to August 31, or September
1 to November 30, as applicable.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Accrual Period.

LIBOR Business Day
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

LPMI Fee
The fee payable to the insurer for each Mortgage Loan subject to an LPMI Policy as set forth in such LPMI Policy.

One-Month LIBOR
With respect to any Accrual Period, the rate determined by the Securities Administrator on the related Interest
Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen
Page 3750 as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Securities
Administrator), One-Month LIBOR for the applicable Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank Rate is available, One-Month
LIBOR will be One-Month LIBOR applicable to the preceding Accrual Period. The establishment of One-Month LIBOR on each Interest Determination Date by the Securities Administrator and the Securities Administrators calculation of the rate of interest applicable to the Class A, Class M Certificates for the related Accrual Period shall, in the absence of manifest error, be final and binding.

Record Date
With respect to any Distribution Date and the Certificates (other than the Class B-IO and Residual Certificates), so long as such Classes of Certificates are Book-Entry Certificates, the Business Day preceding such Distribution
Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Class B-IO Certificates and Residual Certificates, so long as such Classes of Certificates remain non Book-Entry Certificates, the close of business on the last Business
Day of the month preceding the month in which such Distribution Date occurs.

Remittance Date
Shall mean with respect to each Servicer, each Business Day as specified in the related Servicing Agreement.

Accrual Period
With respect to the Certificates (other than the Class B-IO and the Residual Certificates) and any Distribution
Date, the period from and including the immediately preceding Distribution Date (or with respect to the first
Accrual Period, the Closing Date) to and including the day prior to such Distribution Date. With respect to the
Class B-IO Certificates and the Class B-IO Interest and any Distribution Date, the calendar month immediately preceding such Distribution Date. All calculations of interest on the Certificates (other than the Class B-IO
Certificates and the Residual Certificates) will be made on the basis of the actual number of days elapsed in the related Accrual Period. All calculations of interest on the Class B-IO Interest and the Class B-IO Certificates
will be made on the basis of a 360-day year consisting of twelve 30-day months.

